Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Property, Plant and Equipment [Table Text Block]
	December 31,
	2013	2012
Equipment	7,984	8,097
Furniture, fixture, and fittings and other	2,833	2,921
Total gross value	10,817	11,018
Less: accumulated depreciation and amortization	(9,162)	(8,984)
Total	1,655	2,035